Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT FUNDS, INC.
Entity Central Index Key	0000912028
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000005547
Shareholder Report [Line Items]
Fund Name	Cash Reserves Fund
Trading Symbol	TSCXX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserves Fund	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 5,300,085,000
Holdings Count | Holding	219
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,300,085
Number of Portfolio Holdings	219

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	20.6%
Financial Company Commercial Paper	15.3
U.S. Treasury Repurchase Agreement	13.7
Certificate of Deposit	12.9
Non-Financial Company Commercial Paper	11.4
Asset Backed Commercial Paper	7.9
U.S. Treasury Debt	6.7
U.S. Government Agency Repurchase Agreement	4.9
Other Asset Backed Securities	3.7
Short-Term and Other	2.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Federal Reserve Bank of New York	13.7%
U.S. Treasury Notes	6.7
Credit Agricole	4.9
Credit Agricole Corporate and Investment	2.0
Svenska Handelsbanken	2.0
Erste Finance Delaware	1.9
Royal Bank of Canada	1.8
Alaska HFC, State Capital Project	1.8
TotalEnergies Capital	1.6
Canadian Imperial Bank of Commerce	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless